Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net loss from continuing operations	$ 6,286,001	$ (80,890)
Adjustments to reconcile net loss to net cash provided by operating activities:
Fair value gain on warrant liabilities	(6,661,993)
Changes in operating assets and liabilities(decrease)increase in:
Prepayment and other current assets	396,263	(1,891,405)
Customer deposits	63,349	854,160
Accrued expenses and other payables	(2,043,296)	1,459,012
Net cash (used in)/provided by operating activities - continuing operations	(1,959,676)	340,877
Net cash used in operating activities - discontinued operations		(1,267,255)
Net cash provided by operating activities	(1,959,676)	(926,378)
Cash flows from investing activities:
Net cash provided by investing activities-discontinued operations		61,376
Net cash provided by investing activities		61,376
Cash flows from financing activities:
Proceeds from a short-term borrowing from a third party		500,000
Proceeds from a private placement	21,904,920
Net cash provided by financing activities-continuing operations	21,904,920	500,000
Net cash provided by financing activities-discontinued operations
Net cash provided by financing activities	21,904,920	500,000
Effect of exchange rate change on cash, cash equivalents and restricted cash from continuing operations
Effect of exchange rate change on cash, cash equivalents and restricted cash from discontinued operations		(29,729)
Net change in cash and cash equivalents, and restricted cash from continuing operations	19,945,244	840,877
Net change in cash and cash equivalents, and restricted cash from discontinued operations		(1,235,608)
Cash, cash equivalents and restricted cash, beginning balance	66,057,328	66,361,627
Cash and cash equivalents, and restricted cash beginning balance from discontinued operations		1,235,608
Cash and cash equivalents, and restricted cash beginning balance	66,057,328	67,597,235
Cash and cash equivalents, and restricted cash ending balance from continuing operations	86,002,572	67,202,504
Cash and cash equivalents and restricted cash ending balance from discontinued operations
Cash and cash equivalents and restricted cash ending balance	86,002,572	67,202,504
Cash and cash equivalents-continuing operations	81,632,704	63,642,594
Restricted cash as of June 30, 2024 and 2023, respectively	4,369,868	3,559,910
Total cash, cash equivalents and restricted cash-continuing operations	86,002,572	67,202,504
Cash and cash equivalents-discontinued operations
Restricted cash - discontinued operations
Total cash, cash equivalents and restricted cash-discontinued operations
Supplemental cash flows information:
Cash paid for interest-continuing operations
Cash paid for interest-discontinued operations
Cash paid for income taxes-continuing operations
Cash paid for income taxes-discontinued operations